CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($)	Total	Conversion Following Business Combination	Class A Ordinary Shares	Class C Ordinary Shares	Previously Reported	Total Shareholders' Equity (Deficit)	Total Shareholders' Equity (Deficit) Conversion Following Business Combination	Total Shareholders' Equity (Deficit) Conversion Of Class C Into Class A Shares	Total Shareholders' Equity (Deficit) Previously Reported	MoonLake AG Series A Preferred Shares	MoonLake AG Series A Preferred Shares Conversion Following Business Combination	MoonLake AG Series A Preferred Shares Previously Reported	MoonLake AG Series A Preferred Shares Revision of Prior Period, Adjustment	MoonLake AG Common Shares	MoonLake AG Common Shares Conversion Following Business Combination	MoonLake AG Common Shares Class A Ordinary Shares	MoonLake AG Common Shares Class A Ordinary Shares Conversion Following Business Combination	MoonLake AG Common Shares Class A Ordinary Shares Conversion Of Class C Into Class A Shares	MoonLake AG Common Shares Class C Ordinary Shares	MoonLake AG Common Shares Class C Ordinary Shares Conversion Following Business Combination	MoonLake AG Common Shares Class C Ordinary Shares Conversion Of Class C Into Class A Shares	MoonLake AG Common Shares Previously Reported	MoonLake AG Common Shares Revision of Prior Period, Adjustment	MoonLake AG Common Shares Held In Treasury	MoonLake AG Common Shares Held In Treasury Conversion Following Business Combination	MoonLake AG Common Shares Held In Treasury Previously Reported	MoonLake AG Common Shares Held In Treasury Revision of Prior Period, Adjustment	Additional Paid-In Capital	Additional Paid-In Capital Conversion Following Business Combination	Additional Paid-In Capital Conversion Of Class C Into Class A Shares	Additional Paid-In Capital Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Conversion Of Class C Into Class A Shares	Accumulated Other Comprehensive Income (Loss) Previously Reported	Noncontrolling Interests	Noncontrolling Interests Conversion Of Class C Into Class A Shares
Common stock, beginning balance (in shares) at Mar. 09, 2021														33,638,698								1,000,000	32,638,698
Equity, beginning balance at Mar. 09, 2021	$ 106,507				$ 106,507	$ 106,507			$ 106,507					$ 106,507								$ 106,507
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense through transfer of existing Common shares (3,330,231) to Merck KGaA, Darmstadt, Germany, and conversion of transferred shares into Series A Preferred shares (in shares)	3,330,231									3,330,231				3,330,231
Share-based compensation expense through transfer of existing Common Shares (3,330,231) to Merck KGaA, Darmstadt, Germany, and conversion of transferred shares into Series A Preferred Shares	$ 4,851,000					4,851,000				$ 10,544				$ (10,544)														$ 4,851,000
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors (in shares)										342,980
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors	495,050					495,050				$ 1,106																		493,944
Emission Fee Reimbursement on Capital Increase	$ 4,894					4,894																						4,894
Conversion and transfer of shares between classes (in shares)	19,207,697									19,207,697				19,207,697
Conversion and transfer of shares between classes	$ 27,659,237					27,659,237				$ 60,816				$ (60,816)														27,659,237
Share-based compensation granted under the equity incentive plan ESPP, and reverse vesting of Restricted Founder Shares (in shares)														1,060,561
Share-based compensation granted under the equity incentive plan ESPP, and reverse vesting of Restricted Founder Shares	$ 9,056,299					9,056,299								$ 3,390														9,052,909
Repurchase of 1,942,837 Common Shares following the resignation of a co-founder (in shares)	(1,942,837)																							(1,942,837)
Repurchase of 1,942,837 Common Shares following the resignation of a co-founder	$ (6,202)					(6,202)																		$ (6,202)
Net loss	(53,643,615)					(53,643,615)																										$ (53,643,615)
Other comprehensive income (loss)	(168,177)					(168,177)																												$ (168,177)
Preferred stock, ending balance (in shares) at Dec. 31, 2021										22,880,908		680,196	22,200,712
Common stock, ending balance (in shares) at Dec. 31, 2021														12,161,331								361,528	11,799,803
Held in Treasury, ending balance (in shares) at Dec. 31, 2021																								(1,942,837)		(57,756)	(1,885,081)
Equity, end balance at Dec. 31, 2021	(11,645,007)				$ (11,645,007)	(11,645,007)			$ (11,645,007)	$ 72,466		$ 72,466		$ 38,537								$ 38,537		$ (6,202)		$ (6,202)		42,061,984			$ 42,061,984	(53,643,615)	$ (53,643,615)	(168,177)		$ (168,177)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Emission Fee Reimbursement on Capital Increase	$ (56,240)					(40,078)																						(40,078)									$ (16,162)
Noncontrolling interests recognized on historical net assets of MoonLake AG in connection with the Business Combination						8,346,506				$ (23,939)				$ (12,730)										$ 797				(14,551,870)				22,966,652		(32,404)			(8,346,506)
Conversion and transfer of shares between classes (in shares)											22,880,908				12,161,331		18,501,284	2,051,961		15,775,472	2,051,961				765,483
Conversion and transfer of shares between classes		$ 1,578					$ 1,578	$ 3,536,045			$ (48,527)				$ (25,807)		$ 1,850	$ 205		$ 1,578	$ (205)				$ 1,614				$ 70,870	$ 3,520,306					$ 15,739			$ (3,536,045)
Issuance of Class A ordinary shares upon business combination (in shares)	18,424,355															18,424,355
Issuance of Class A Ordinary Shares upon Business Combination	$ 134,653,204					90,783,936										$ 1,843												90,782,093									43,869,268
Share-based compensation granted under the equity incentive plan ESPP, and reverse vesting of Restricted Founder Shares (in shares)																								1,177,354
Share-based compensation granted under the equity incentive plan ESPP, and reverse vesting of Restricted Founder Shares	9,658,568					7,352,777																		$ 3,791				$ 7,348,986									2,305,791
Net loss	(64,506,051)					(49,973,249)																										$ (49,973,249)					(14,532,802)
Other comprehensive income (loss)	660,646					$ 535,788																												$ 535,788			$ 124,858
Common stock, ending balance (in shares) at Dec. 31, 2022			38,977,600	13,723,511												38,977,600			13,723,511
Held in Treasury, ending balance (in shares) at Dec. 31, 2022																								0
Equity, end balance at Dec. 31, 2022	$ 68,766,698															$ 3,898			$ 1,373
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense through transfer of existing Common shares (3,330,231) to Merck KGaA, Darmstadt, Germany, and conversion of transferred shares into Series A Preferred shares (in shares)			36,925,639
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors (in shares)			11,700,000	15,775,472
Conversion and transfer of shares between classes (in shares)																			15,775,472
Issuance of Class A ordinary shares upon business combination (in shares)			18,501,284
Common stock, ending balance (in shares) at Apr. 05, 2022	52,701,111